General and Administrative Expenses	6 Months Ended
Jun. 30, 2020
General and Administrative Expenses [Abstract]
General and Administrative Expenses
13.	General and Administrative Expenses:

General and administrative expenses include costs in relation to the administration of the Company and its non-recurring public registration costs.

Company Administration Expenses: The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2019	2020
Audit fees	$40,585	$48,640
Board members and executive compensation	6,000	16,000
Other professional fees	66,835	172,996
Total	$113,420	$237,636

Public Registration Costs: During the six month period ended June 30, 2019, the Company incurred public registration costs of $132,091. Public registration costs related to the costs incurred by the Company in connection with the Company’s registration and listing of its 2,400,000 issued and outstanding common shares on the Nasdaq on February 11, 2019. Apart from registration and listing costs, public registration costs further include legal, consultancy and other costs incurred in connection with the subject listings.